Investment properties	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about investment property [abstract]
Investment properties
17.	Investment properties

(a)	Investment properties as of December 31, 2023 and 2024 are as follows:

	2023		2024
Acquisition cost	~~W~~	410,475	495,844
Accumulated depreciation		(152,669)	(168,148)

Carrying amount	~~W~~	257,806	327,696

(b)	Changes in investment properties for the years ended December 31, 2023 and 2024 are as follows:

	2023		2024
Beginning balance	~~W~~	363,108	257,806
Acquisition		5,479	3,582
Disposal		(106,344)	(1,854)
Depreciation		(15,058)	(15,063)
Amounts transferred from (to) property and equipment		16,678	77,752
Amounts transferred from(to) assets held for sale (*)		(6,057)	5,551
Effects of foreign currency adjustments		—	(78)

Ending balance	~~W~~	257,806	327,696

(*)	Comprise buildings and land, etc.

(c)	Income and expenses on investment property for the years ended December 31, 2022, 2023 and 2024 are as follows:

	2022		2023	2024
Rental income	~~W~~	33,366	24,472	28,708
Direct operating expenses for investment properties that generated rental income		16,980	12,905	11,385

(d)	The fair value of investment property as of December 31, 2023 and 2024 is as follows:

	2023		2024
Land and buildings (*)	~~W~~	1,044,491	1,121,833

(*)
Fair value of investment properties is estimated based in the recent market transaction conditions with an independent third party and certain significant unobservable inputs. Accordingly, fair value of investment properties is classified as level 3.